SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23c-2 UNDER THE

INVESTMENT COMPANY ACT OF 1940

Investment Company Act File No. 811-23362

Thrivent Church Loan and Income Fund

Name of Registrant

901 Marquette Avenue, Suite 2500, Minneapolis, MN 55402-3211

Address of Principal Executive Office

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”).

(1)	Title of Class of Securities of Thrivent Church Loan and Income Fund (the “Trust”) to be Redeemed:

Shares of beneficial interest (the “Shares”)

(2)	Date on Which the Securities are to be Redeemed:

The Shares will be redeemed on April 19, 2023.

(3)	Applicable Provisions of the Governing Instrument Pursuant to Which the Securities are to be Redeemed:

The Shares are to be redeemed pursuant to Article 4, Section 7.2(d)(v) of the Trust’s Agreement and Declaration of Trust dated October 23, 2017.

(4)	The principal amount or number of shares and the basis upon which the securities to be called or redeemed are to be selected:

The Trust intends to redeem 211,175.055 outstanding Shares, representing approximately $1,942,810.51, of shareholders who will be unable to receive equivalent value assets in-kind from the Trust’s liquidation. The Board of Trustees believes that such action would be in the best interests of the Trust and its shareholders and would not discriminate unfairly against any holder of the Shares.

SIGNATURE

Pursuant to Rule 23c-2 under the Act, the Trust has caused this notification to be duly executed on its behalf on this 20th day of March, 2023.

Thrivent Church Loan and Income Fund

By:	/s/ Sarah L. Bergstrom
Name: Sarah L. Bergstrom Title: Treasurer and Principal Accounting Officer (Principal Financial Officer)